Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	SCM Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000836267
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SCM Trust Shelton Tactical Credit Fund (the “Fund”) Supplement dated January 26, 2023 to the Prospectus dated May 1, 2022, as supplemented
SHELTON TACTICAL CREDIT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Effective January 26, 2023, the Fund’s Fees and Expenses table has been updated to reflect a new Expense Limitation Agreement, which will run through January 26, 2024. Accordingly, the “Fees and Expenses of the Fund” section on page 3 of the Prospectus is deleted and replaced with the following:
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 26, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	In addition, the “Example of Expenses on page 3 of the Prospectus is deleted and replaced with the following:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHELTON TACTICAL CREDIT FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.96%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,039
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,372
SHELTON TACTICAL CREDIT FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.99%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,657

[1]	The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.98% and 1.23% until January 26, 2024. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the “Board”). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.